Share-Based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation [Line Items]
Shares granted (in Shares)	3,000
Grant fair value (in Dollars)		$ 290
Unrecognized costs related to share based compensation (in Dollars)	$ 278
Recognized over a period	4 years
RSU [Member]
Share-Based Compensation [Line Items]
Vested term	3 years	3 years
Shares granted (in Shares)	900
Board of Directors Chairman [Member]
Share-Based Compensation [Line Items]
Shares granted (in Shares)		55,725
2005 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Exercisable grant term	10 years
2005 Israeli Share Option Plan [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Vested term	3 years
2005 Israeli Share Option Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Vested term	4 years
2018 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Exercisable grant term	10 years
2018 Israeli Share Option Plan [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Vested term	3 years
2018 Israeli Share Option Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Vested term	4 years